UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2009
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
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                Boise ID 83702
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Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               07/16/2009
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  51
                                                 --------------------

Form 13F Information Table Value Total:                $110,259
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                             FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1062    17665 SH       SOLE                    17665
Abbott Labs                    COM              002824100     2648    56300 SH       SOLE                    56300
Amdocs Ltd                     COM              G02602103     1862    86800 SH       SOLE                    86800
Ameren Corp                    COM              023608102     1167    46900 SH       SOLE                    46900
American Electric Power        COM              025537101     1225    42400 SH       SOLE                    42400
Anadarko Petroleum             COM              032511107     2279    50210 SH       SOLE                    50210
CVS Caremark                   COM              126650100     2841    89150 SH       SOLE                    89150
Cardinal Health                COM              14149y108     2335    76425 SH       SOLE                    76425
ChevronTexaco Corp             COM              166764100     1232    18600 SH       SOLE                    18600
Cisco Systems Inc              COM              17275r102     4774   256000 SH       SOLE                   256000
ConAgra                        COM              205887102     1588    83300 SH       SOLE                    83300
Dover Corp.                    COM              260003108     1741    52625 SH       SOLE                    52625
ENSCO Intl                     COM              26874Q100     3457    99150 SH       SOLE                    99150
FirstEnergy Corp               COM              337932107     1057    27275 SH       SOLE                    27275
General Dynamics               COM              369550108     1853    33450 SH       SOLE                    33450
General Electric               COM              369604103      472    40280 SH       SOLE                    40280
Halliburton Co                 COM              406216101     3854   186200 SH       SOLE                   186200
Hewlett - Packard              COM              428236103     2288    59185 SH       SOLE                    59185
Int'l Business Mach.           COM              459200101     3947    37800 SH       SOLE                    37800
Johnson & Johnson              COM              478160104     3309    58260 SH       SOLE                    58260
L-3 Communications             COM              502424104      777    11200 SH       SOLE                    11200
Lowe's Companies               COM              548661107     2423   124840 SH       SOLE                   124840
Marathon Oil                   COM              565849106     3359   111500 SH       SOLE                   111500
Microsoft                      COM              594918104     3897   163930 SH       SOLE                   163930
Northern Trust                 COM              665859104     3199    59600 SH       SOLE                    59600
Omnicom Group                  COM              681919106     1317    41700 SH       SOLE                    41700
Pepco Holdings                 COM              713291102     1175    87400 SH       SOLE                    87400
Pepsico Inc.                   COM              713448108     3125    56855 SH       SOLE                    56855
Procter & Gamble               COM              742718109     2044    40000 SH       SOLE                    40000
SPDR Trust                     COM              78462f103    13829   150400 SH       SOLE                   150400
Scana Corp                     COM              80589m102     1244    38300 SH       SOLE                    38300
Southwest Airlines             COM              844741108     2706   402100 SH       SOLE                   402100
Supervalu                      COM              868536103     1413   109100 SH       SOLE                   109100
TJX Companies Inc              COM              872540109      315    10000 SH       SOLE                    10000
Texas Instruments              COM              882508104      309    14495 SH       SOLE                    14495
United Health Group            COM              91324P102     2448    97990 SH       SOLE                    97990
United Parcel Service          COM              911312106      740    14800 SH       SOLE                    14800
Waste Management               COM              94106L109     2651    94150 SH       SOLE                    94150
Wells Fargo                    COM              949746101     3461   142650 SH       SOLE                   142650
Zimmer Holdings                COM              98956P102     3614    84825 SH       SOLE                    84825
Bank of NY 6.875%              PRD              09656g201     1906    76250 SH       SOLE                    76250
Bear Stearns III 7.80%         PRD              07384t206      650    27500 SH       SOLE                    27500
CIT Group  6.35%               PRD              125581207      109    15300 SH       SOLE                    15300
FPC Capital I 7.10%            PRD              302552203      607    25000 SH       SOLE                    25000
Harris Pref 7.375%             PRD              414567206     1286    60000 SH       SOLE                    60000
Highwoods Prop 8.0%            PRD              431284306      684    32199 SH       SOLE                    32199
Key IX 6.75%                   PRD              49327Q204     2364   139907 SH       SOLE                   139907
Key VIII 7%                    PRD              49327C205      714    41500 SH       SOLE                    41500
MBNA Corp.  8.10%              PRD              55270b201      205    10400 SH       SOLE                    10400
Repsol 7.45%                   PRD              G7513k103     1750    73050 SH       SOLE                    73050
Ryl Bk Scotland 7.25%          PRD              780097879      946    74350 SH       SOLE                    74350